Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Date Procedures
The grant date for equity awards is the date on which the Committee approves awards under the LTIP or, if so determined by the Committee, a future grant date, or a date specified in an employment agreement. The Committee may approve an award that will have a future grant date, with the exercise price of any stock option not to be less than the closing price of a share of our Class B Common Stock on the date of grant. We do not grant equity awards in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity grant dates. We provide communications regarding individual grant awards, including the terms and conditions, to recipients as soon as administratively feasible.

Award Timing Method	The grant date for equity awards is the date on which the Committee approves awards under the LTIP or, if so determined by the Committee, a future grant date, or a date specified in an employment agreement. The Committee may approve an award that will have a future grant date, with the exercise price of any stock option not to be less than the closing price of a share of our Class B Common Stock on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false